Segment Information - Schedule of Operating Segments (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Operating Segments [Abstract]
Revenue	$ 5,466,243	$ 1,408,469	$ 3,259,296
Expenses	(9,740,651)	(5,984,588)	(3,466,989)
Income tax (expenses) benefits	(43,234)	(13,359)	524
Net loss of single operating segment	$ (4,317,642)	$ (4,589,478)	$ (207,169)